UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22884

The Gabelli Global Small and Mid Cap Value Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (OMB) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

The Gabelli Global Small and Mid Cap Value Trust

Semiannual Report — June 30, 2026

To Our Shareholders,

For the six months ended June 30, 2026, the net asset value (NAV) total return of The Gabelli Global Small and Mid Cap Value Trust (the Fund) was 13.1%, compared with a total return of 13.2% for the Morgan Stanley Capital International (MSCI) World SMID Cap Index. The total return for the Fund’s publicly traded shares was 11.4%. The Fund’s NAV per share was $18.28, while the price of the publicly traded shares closed at $16.28 on the New York Stock Exchange (NYSE). See page 3 for additional performance information.

Enclosed are the financial statements, including the schedule of investments, as of June 30, 2026.

Investment Objective (Unaudited)

The Fund is a diversified, closed-end management investment company whose primary investment objective is long term growth of capital. Under normal market conditions, the Fund will invest at least 80% of its total assets in equity securities of companies with small or medium sized market capitalizations (“small-cap” and “mid-cap” companies, respectively), and, under normal market conditions, will invest at least 40% of its total assets in the equity securities of companies located outside the United States and in at least three countries.

Performance Discussion (Unaudited)

In the first half of 2026, global equity markets entered the year in reasonably good order. The global economy was proving to be fairly resilient and the impact of tariffs was less than many economists had feared. US consumers were looking ahead to significant tax refunds. Importantly, the market leadership had broadened from the largest US based technology companies to other sectors in the US equity market, international stocks and, helped by a gradually weakening dollar, emerging markets. Equities had the support of solid earnings growth and the potential for interest rate cuts in the US and possibly in Europe but not Japan.

For the second quarter global equity markets enjoyed a very strong performance as the conflict in the Middle East was scaled back which resulted in much lower oil prices. Corporate earnings grew sharply helped by the resilience of the global economy. The S&P 500 Index was led by Semiconductors and Tech Hardware, rising by over 52% and 27% respectively. These sectors were the prime beneficiaries of continuing massive AI related capital expenditures. The technology heavy NASDAQ Index rose by almost 22%. The MSCI EAFE Index which measures developed overseas markets appreciated by 11%, led by Japan that rallied by 14.1%. Emerging Markets added 23.3% led by South Korea and Taiwan which appreciated by 87% and 49% respectively. Those markets are home to three leading global semiconductor companies, SK Hynix, Samsung (South Korea) and TSMC (Taiwan), which dominate the index in both countries.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800‑422-3554 or send an email request to info@gabelli.com.

Contributors to performance included Millicom International Cellular SA (2.4% of net assets as of June 30, 2026), Modine Manufacturing Co. (1.6%), and Ducommun Inc. (1.8%).

Detractors from the portfolio included Entain plc (1.3%), Chocoladefabriken Lindt & Spruengli AG Partizipsch (2.4%), and Sony Group Corp. ADR (2.6%).

Thank you for your investment in The Gabelli Global Small and Mid Cap Value Trust.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through June 30, 2026 (a) (Unaudited)

	Six Months	1 Year	3 Year	5 Year	10 Year	Since Inception (6/23/14)
The Gabelli Global Small and Mid Cap Value Trust (GGZ)
NAV Total Return (b)	13.12%	21.30%	14.06%	5.49%	8.69%	7.42%
Investment Total Return (c)	11.44	28.65	16.75	6.27	9.59	6.66
MSCI World SMID Cap Index	13.24	23.17	16.82	7.64	10.96	9.01

(a)	Performance returns for periods of less than one year are not annualized. Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. The Fund’s use of leverage may magnify the volatility of net asset value changes versus funds that do not employ leverage. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. The MSCI World SMID Cap Index captures mid and small cap representation across developed markets. Dividends are considered reinvested. You cannot invest directly in an index.
(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $12.00.
(c)	Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $12.00.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of June 30, 2026:

The Gabelli Global Small and Mid Cap Value Trust

U.S. Government Obligations	12.2%
Food and Beverage	10.4%
Aerospace and Defense	10.4%
Equipment and Supplies	7.5%
Diversified Industrial	6.6%
Entertainment	6.6%
Metals and Mining	5.9%
Machinery	4.9%
Business Services	4.6%
Automotive: Parts and Accessories	4.5%
Financial Services	4.5%
Wireless Telecommunication Services	4.2%
Hotels and Gaming	3.3%
Consumer Products	3.1%
Electronics	3.0%
Specialty Chemicals	2.9%
Health Care	2.7%
Automotive	2.6%
Energy and Utilities: Natural Gas	2.3%
Building and Construction	2.2%
Cable and Satellite	2.1%
Retail	2.1%
Telecommunication Services	2.0%
Energy and Utilities: Water	1.6%
Energy and Utilities: Integrated	1.5%
Broadcasting	1.5%
Educational Services	1.5%
Energy and Utilities: Electric	1.5%
Transportation	0.7%
Real Estate	0.4%
Agriculture	0.2%
Computer Software and Services	0.2%
Publishing	0.1%
Consumer Services	0.1%
Energy and Utilities: Services	0.1%
Energy and Utilities: Alternative Energy	0.0%*
Other Assets and Liabilities (Net)	(20.0)%
100.0%

*	Amount represents less than 0.05%.

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800‑GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS — 107.6%
	Aerospace and Defense — 10.4%
13,000	AAR Corp.†	$397,340	$1,858,090
16,500	Allient Inc.	405,544	1,698,345
1,500	ATI Inc.†	23,134	295,650
2,000	Chemring Group plc	12,769	13,583
800	Curtiss-Wright Corp.	56,947	606,208
13,200	Ducommun Inc.†	589,960	2,444,772
500	Graham Corp.†	46,058	61,895
1,250	Hensoldt AG	122,510	96,778
3,000	Innovative Solutions and Support Inc.†	52,583	54,000
1,000	L3Harris Technologies Inc.	79,530	290,590
1,500	Mildef Group AB	22,593	28,565
2,650	Moog Inc., Cl. A	187,487	1,123,176
140	MTU Aero Engines AG	62,120	58,211
290,000	Rolls-Royce Holdings plc	649,928	5,556,950
2,000	StandardAero Inc.†	61,430	59,820
293	The Boeing Co.†	46,305	63,426
		2,816,238	14,310,059
	Agriculture — 0.2%
6,500	American Vanguard Corp.†	69,053	18,200
5,000	FMC Corp.	72,731	57,500
12,500	Limoneira Co.	203,207	164,125
		344,991	239,825
	Automotive — 2.6%
1,400	Blue Bird Corp.†	26,840	110,544
4,000	Daimler Truck Holding AG	102,037	192,871
2,250	Ferrari Group plc	23,459	18,381
5,400	Ferrari NV	657,957	2,010,366
500	Genuine Parts Co.	47,946	58,990
4,000	Rush Enterprises Inc., Cl. B	74,063	306,000
23,000	Traton SE	400,775	871,964
		1,333,077	3,569,116
	Automotive: Parts and Accessories — 4.5%
50,013	Brembo NV	363,195	585,163
50,500	Dana Inc.	691,311	1,374,105
46,002	Garrett Motion Inc.	233,723	1,666,652
1,200	Linamar Corp.	39,880	85,094
8,500	Modine Manufacturing Co.†	105,927	2,269,670
15,500	Monro Inc.	279,016	265,205
		1,713,052	6,245,889
	Broadcasting — 1.5%
5,000	Beasley Broadcast Group Inc., Cl. A†	50,431	131,250
90,000	Canal+ SA	322,544	291,766
35,000	Corus Entertainment Inc., Cl. B†	46,547	864
225,000	ITV plc	382,766	240,552
7,300	Liberty Capital Corp., Cl. A†	247,125	159,870
Shares		Cost	Market Value
65	Liberty Capital Corp., Cl. C†	$2,464	$1,401
84,000	Sinclair Inc.	1,853,017	1,197,000
1,700	Versant Media Group Inc.	55,975	61,217
		2,960,869	2,083,920
	Building and Construction — 2.2%
8,500	Arcosa Inc.	285,067	1,234,965
3,500	Bouygues SA	124,314	195,196
1,000	Carrier Global Corp.	19,630	73,350
2,000	Holcim AG	151,692	180,396
6,000	Johnson Controls International plc	220,391	876,660
4,350	Knife River Corp.†	216,449	363,877
3,500	Masterbrand Inc.†	61,447	36,015
2,000	TOTO Ltd.	71,766	105,920
		1,150,756	3,066,379
	Business Services — 4.6%
450	Clarkson plc	20,623	24,867
15,000	Clear Channel Outdoor Holdings Inc.†	32,697	36,300
20,000	Havas NV	359,841	389,627
19,750	Herc Holdings Inc.	803,754	2,830,965
66,000	JCDecaux SE	1,343,280	1,450,919
14,600	Loomis AB	454,002	715,519
5,000	NIQ Global Intelligence plc†	83,195	46,750
15,000	Rentokil Initial plc	97,914	84,879
4,000	Rentokil Initial plc, ADR	120,681	114,440
4,000	Ströeer SE & Co. KGaA	86,799	155,851
3,000	Waste Connections Inc.	304,703	500,070
		3,707,489	6,350,187
	Cable and Satellite — 2.1%
2,250	Cogeco Communications Inc.	113,563	100,518
579,500	Grupo Televisa SAB, ADR	2,476,728	1,570,445
50,000	Liberty Global Ltd., Cl. A†	571,605	568,500
40,100	Liberty Global Ltd., Cl. C†	499,320	441,100
15,000	Megacable Holdings SAB de CV	40,761	53,550
7,200	Sirius XM Holdings Inc.	281,215	212,688
		3,983,192	2,946,801
	Computer Software and Services — 0.2%
5,000	I3 Verticals Inc., Cl. A†	117,902	106,800
6,500	PAR Technology Corp.†	169,377	113,230
		287,279	220,030
	Consumer Products — 3.1%
1,100	Belden Inc.	128,108	131,901
9,000	BellRing Brands Inc.†	199,057	116,460
1,000	Cavco Industries Inc.†	251,911	614,380
850	Churchill Downs Inc.	83,521	76,194
1,400	De’ Longhi SpA	60,511	59,411

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Consumer Products (Continued)
3,000	Edgewell Personal Care Co.	$93,011	$80,580
45,000	Energizer Holdings Inc.	1,304,304	964,800
5,500	Essity AB, Cl. B	167,500	155,589
2,668	MasterCraft Boat Holdings Inc.†	74,208	68,888
15,000	Mattel Inc.†	175,675	208,200
42,500	Nintendo Co. Ltd., ADR	484,252	445,400
9,500	Salvatore Ferragamo SpA†	131,806	118,208
31,500	Scandinavian Tobacco Group A/S	493,840	320,217
6,000	Shiseido Co. Ltd.	108,513	96,608
7,500	Spectrum Brands Holdings Inc.	461,650	643,125
4,500	Sturm Ruger & Co. Inc.	145,956	170,325
		4,363,823	4,270,286
	Consumer Services — 0.1%
500	Boyd Group Inc.	72,110	47,343
3,000	Matthews International Corp., Cl. A	68,328	80,760
200	The Brink’s Co.	21,864	18,898
1,500	Verisure plc†	24,835	16,728
		187,137	163,729
	Diversified Industrial — 6.6%
500	AZZ Inc.	18,015	77,525
1,000	CAE Inc.†	33,287	25,060
6,300	Enpro Inc.	370,314	2,374,659
1,800	Fluidra SA	54,715	40,722
10,000	GATX Corp.	692,614	1,771,900
9,000	Griffon Corp.	171,833	877,770
8,500	Jardine Matheson Holdings Ltd.	478,385	522,750
2,500	Kawasaki Heavy Industries Ltd.	42,076	44,935
2,000	Mercury Systems Inc.†	167,441	244,660
1,000	Park-Ohio Holdings Corp.	15,833	38,450
3,000	Smiths Group plc	62,242	101,871
8,200	Sulzer AG	502,884	1,361,931
11,500	Sunbelt Rentals Holdings Inc.	214,712	860,315
11,400	Trinity Industries Inc.	228,494	394,212
10,000	Velan Inc.	39,878	116,341
7,000	Wartsila OYJ Abp	87,437	266,980
		3,180,160	9,120,081
	Educational Services — 1.5%
1,300	Graham Holdings Co., Cl. B	575,927	1,483,846
12,700	Universal Technical Institute Inc.†	55,191	543,179
		631,118	2,027,025
Shares		Cost	Market Value
	Electronics — 3.0%
500	Flex Ltd.†	$6,441	$81,035
13,000	Mirion Technologies Inc.†	75,445	233,090
8,000	Resideo Technologies Inc.†	79,641	248,800
175,000	Sony Group Corp., ADR	1,357,120	3,510,500
		1,518,647	4,073,425
	Energy and Utilities: Alternative Energy — 0.0%
3,500	XPLR Infrastructure LP†	34,160	41,335

	Energy and Utilities: Electric — 1.5%
150,000	Algonquin Power & Utilities Corp.	184,719	879,000
6,000	Fortis Inc.	176,977	343,734
2,500	RWE AG	89,836	161,735
10,500	TXNM Energy Inc.	489,505	596,190
1,800	Vitesse Energy Inc.	30,241	28,386
		971,278	2,009,045
	Energy and Utilities: Integrated — 1.5%
30,900	Avista Corp.	1,274,525	1,264,119
3,700	Emera Inc.	154,204	196,264
2,500	Hawaiian Electric Industries Inc.†	41,504	33,825
100,000	Hera SpA	300,327	417,277
3,700	Landis+Gyr Group AG	236,178	198,280
		2,006,738	2,109,765
	Energy and Utilities: Natural Gas — 2.3%
37,500	Innovex International Inc.†	869,373	930,000
25,500	National Fuel Gas Co.	1,311,181	1,968,855
9,500	PrairieSky Royalty Ltd.	159,910	212,607
		2,340,464	3,111,462
	Energy and Utilities: Services — 0.1%
946	Oceaneering International Inc.†	34,387	38,332
1,800	Veolia Environnement SA	61,877	74,945
		96,264	113,277
	Energy and Utilities: Water — 1.6%
70,000	Beijing Enterprises Water Group Ltd.	44,488	20,171
1,500	Consolidated Water Co. Ltd.	19,580	44,250
16,000	Mueller Water Products Inc., Cl. A	142,679	413,280
42,000	Severn Trent plc	1,142,147	1,646,814
700	The York Water Co.	20,352	21,455
		1,369,246	2,145,970
	Entertainment — 6.6%
30,000	Atlanta Braves Holdings Inc., Cl. A†	769,784	1,689,300
27,011	Atlanta Braves Holdings Inc., Cl. C†	629,413	1,401,871

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Entertainment (Continued)
1,350	CTS Eventim AG & Co. KGaA	$107,278	$78,745
400	Fox Corp., Cl. B	17,848	18,736
10,500	Genius Sports Ltd.†	102,884	63,630
9,000	Juventus Football Club SpA†	22,622	21,019
500	Liberty Live Holdings Inc., Cl. A†	18,604	50,630
47	Liberty Live Holdings Inc., Cl. C†	1,035	4,965
2,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	214,043	218,850
600	Madison Square Garden Entertainment Corp.†	19,080	48,534
5,150	Madison Square Garden Sports Corp.†	899,080	2,069,476
35,500	Manchester United plc, Cl. A†	582,958	814,015
140	Nexstar Media Group Inc.	23,112	25,003
6,300	Sphere Entertainment Co.†	201,102	1,090,089
40,000	Ubisoft Entertainment SA†	547,788	245,705
5,000	Universal Music Group NV	117,397	104,719
225,000	Vivendi SE	468,361	555,304
20,000	Warner Bros Discovery Inc.†	250,470	533,200
		4,992,859	9,033,791
	Equipment and Supplies — 7.5%
8,500	Albany International Corp., Cl. A	476,086	633,250
16,500	Commercial Vehicle Group Inc.†	139,336	76,230
2,700	Federal Signal Corp.	265,507	346,923
31,000	Flowserve Corp.	1,160,535	2,298,960
10,000	Graco Inc.	503,251	756,100
17,000	Interpump Group SpA	235,221	656,926
32,500	Mueller Industries Inc.	465,626	3,995,225
500	Snap-on Inc.	110,244	201,200
3,600	Watts Water Technologies Inc., Cl. A	348,746	1,409,220
		3,704,552	10,374,034
	Financial Services — 4.5%
19,000	Bridgepoint Group plc	75,275	66,131
2,500	Brooks Macdonald Group plc	55,006	41,452
2,000	Cannae Holdings Inc.	28,498	28,800
5,350	Cohen & Steers Inc.	334,674	407,349
1,300	Crane NXT Co.	66,623	66,508
7,450	EXOR NV	585,839	570,329
Shares		Cost	Market Value
51,000	FinecoBank Banca Fineco SpA	$336,185	$1,279,084
100	First Citizens BancShares Inc., Cl. A	61,371	208,079
250,000	GAM Holding AG†	214,775	20,730
7,500	Janus Henderson Group Ltd.	222,715	389,625
11,000	Kinnevik AB, Cl. A†	27,256	69,769
8,500	Kinnevik AB, Cl. B†	67,099	45,584
25,500	OceanFirst Financial Corp.	520,759	498,015
250	PayPal Holdings Inc.	10,705	10,795
10,997	Pinnacle Financial Partners Inc.	749,409	1,109,377
1,800	PROG Holdings Inc.	52,138	83,898
70,000	Resona Holdings Inc.	336,109	906,670
35,600	Sony Financial Group Inc., ADR	245,498	154,504
30,000	The Bank of East Asia Ltd.	52,105	47,929
27,500	TP ICAP Group plc	94,401	123,439
25,000	VNV Global AB†	57,330	42,542
		4,193,770	6,170,609
	Food and Beverage — 10.4%
18,000	Canada Packers Inc.	276,774	243,046
280	Chocoladefabriken Lindt & Spruengli AG	1,410,500	3,257,426
3,000	Corby Spirit and Wine Ltd., Cl. A	32,090	33,464
120,000	Davide Campari-Milano NV	694,066	746,986
12,000	Fevertree Drinks plc	174,167	129,329
9,000	Fomento Economico Mexicano SAB de CV, ADR	680,678	1,151,100
1,000	Heineken Holding NV	68,070	76,269
39,000	ITO EN Ltd.	1,067,868	705,548
500	John B Sanfilippo & Son Inc.	38,010	42,995
45,000	Kameda Seika Co. Ltd.	572,984	338,479
9,500	Kerry Group plc, Cl. A	817,540	868,376
180,000	Kikkoman Corp.	1,036,721	1,846,551
90,000	Maple Leaf Foods Inc.	1,348,232	1,936,118
250,000	Nissin Foods Co. Ltd.	171,989	210,383
15,000	Nomad Foods Ltd.	288,634	164,250
2,750	Post Holdings Inc.†	137,434	242,715
200,000	Premier Foods plc	133,678	541,722
8,700	Primo Brands Corp.	106,819	212,628
7,000	Remy Cointreau SA	519,008	344,562
500	The Boston Beer Co. Inc., Cl. A†	140,545	88,515
11,000	The Hain Celestial Group Inc.†	14,110	6,162

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Food and Beverage (Continued)
3,000	The Simply Good Foods Co.†	$106,166	$39,840
9,000	Treasury Wine Estates Ltd.	47,872	29,660
40,000	Tsingtao Brewery Co. Ltd., Cl. H	264,487	219,512
215,000	Vitasoy International Holdings Ltd.	279,436	177,640
42,000	Yakult Honsha Co. Ltd.	1,029,329	709,321
		11,457,207	14,362,597
	Health Care — 2.5%
10,000	Avantor Inc.†	168,021	99,000
8,500	Bausch + Lomb Corp.†	135,793	140,760
29,000	Bausch Health Cos. Inc.†	249,892	142,970
600	Bio-Rad Laboratories Inc., Cl. A†	176,718	176,166
150	Bio-Rad Laboratories Inc., Cl. B†	35,257	45,899
5,000	Bridgebio Pharma Inc.†	116,852	372,400
200	Charles River Laboratories International Inc.†	21,046	45,358
500	Chemed Corp.	206,031	232,870
200	DaVita Inc.†	14,342	44,496
10,500	Dentsply Sirona Inc.	139,181	111,405
5,800	Evolent Health Inc., Cl. A†	64,354	31,436
5,000	Haleon plc	23,453	23,060
3,000	Halozyme Therapeutics Inc.†	114,280	234,810
5,400	Henry Schein Inc.†	375,940	451,008
2,000	ICU Medical Inc.†	247,590	293,200
5,000	Idorsia Ltd.†	38,419	42,482
3,000	InfuSystem Holdings Inc.†	38,492	28,950
5,500	NeoGenomics Inc.†	76,516	80,245
44,000	Niagen Bioscience Inc.†	87,116	140,360
5,500	Option Care Health Inc.†	119,268	115,335
33,000	Perrigo Co. plc	791,250	342,870
700	STERIS plc	84,857	147,399
7,400	Viemed Healthcare Inc.†	58,280	84,360
		3,382,948	3,426,839
	Hotels and Gaming — 3.3%
2,000	Allwyn AG	41,637	31,810
46,000	Brightstar Lottery plc	509,743	493,120
12,000	Caesars Entertainment Inc.†	301,437	362,160
237,000	Entain plc	2,341,479	1,757,321
901	Flutter Entertainment plc†	80,235	90,639
26,000	Full House Resorts Inc.†	83,621	72,540
8,000	Inspired Entertainment Inc.†	71,955	66,000
450	Light & Wonder Inc., CDI†	39,408	34,468
Shares		Cost	Market Value
1,000	MGM Resorts International†	$29,106	$47,810
113,750	Ollamani SAB†	212,561	536,633
8,000	Super Group SGHC Ltd.	89,192	108,400
250,000	The Hongkong & Shanghai Hotels Ltd.†	337,742	167,669
65,000	Wynn Macau Ltd.	52,008	41,853
7,400	Wynn Resorts Ltd.	745,394	718,466
		4,935,518	4,528,889
	Machinery — 4.9%
22,700	Astec Industries Inc.	873,100	1,389,013
337,000	CNH Industrial NV	2,516,669	3,784,510
3,400	RENK Group AG	213,178	163,843
4,200	Tennant Co.	280,683	367,668
20,000	TOMRA Systems ASA	117,808	192,151
13,000	Twin Disc Inc.	99,365	301,600
4,400	Xylem Inc.	297,862	520,124
		4,398,665	6,718,909
	Metals and Mining — 5.9%
100,000	Ampco-Pittsburgh Corp.†	416,999	865,000
25,000	Cameco Corp.	375,732	2,546,500
3,000	Eldorado Gold Corp.	107,332	93,369
32,700	Greif Inc., Cl. A	1,620,769	2,435,823
4,000	Metallus Inc.†	34,761	74,760
28,000	Myers Industries Inc.	434,370	988,680
76,000	SigmaRoc plc†	122,999	128,936
81,000	Tredegar Corp.†	725,356	644,760
3,400	Wheaton Precious Metals Corp.	191,105	381,888
		4,029,423	8,159,716
	Publishing — 0.1%
60,000	Louis Hachette Group	74,160	119,767
20,000	The E.W. Scripps Co., Cl. A†	80,603	55,400
		154,763	175,167
	Real Estate — 0.4%
300	Crown Castle Inc., REIT	26,032	22,719
3,000	Starwood Property Trust Inc., REIT	75,953	49,140
30,000	Trinity Place Holdings Inc.†(a)	0	0
18,040	VICI Properties Inc., REIT	574,594	478,962
2,200	Warehouses De Pauw CVA, REIT	58,652	55,453
		735,231	606,274
	Retail — 2.1%
1,200	Advance Auto Parts Inc.	45,524	74,664
2,200	AutoNation Inc.†	177,840	408,738
9,000	BBB Foods Inc., Cl. A†	185,256	375,030
490	Biglari Holdings Inc., Cl. A†	249,086	1,031,293

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Retail (Continued)
500	Camping World Holdings Inc., Cl. A	$20,491	$3,815
600	CarMax Inc.†	22,373	31,734
6,500	Luckin Coffee Inc., ADR†	48,633	179,855
5,500	MarineMax Inc.†	78,457	201,410
6,000	Movado Group Inc.	101,296	235,860
1,000	Penske Automotive Group Inc.	37,242	178,950
11,200	Pets at Home Group plc	67,535	26,355
100,000	Sun Art Retail Group Ltd.	88,256	11,858
3,000	Zalando SE†	81,287	86,963
		1,203,276	2,846,525
	Specialty Chemicals — 2.9%
4,500	Ashland Inc.	313,531	296,505
50,000	Element Solutions Inc.	554,565	2,387,500
13,000	Huntsman Corp.	115,039	138,060
3,500	Novonesis Novozymes B	177,146	220,915
5,000	Olin Corp.	95,440	99,100
2,500	Sensient Technologies Corp.	182,514	308,225
14,000	SGL Carbon SE†	129,553	71,104
6,000	T. Hasegawa Co. Ltd.	114,881	117,716
10,000	Takasago International Corp.	51,763	68,821
40,000	Toray Industries Inc.	316,267	277,376
12,700	Treatt plc	46,984	51,296
		2,097,683	4,036,618
	Telecommunication Services — 2.0%
3,000	Anterix Inc.†	59,357	308,820
600	ATN International Inc.	14,966	15,894
11,000	Borussia Dortmund GmbH & Co. KGaA	40,932	37,706
7,250	Cogeco Inc.	352,027	316,735
8,250	Eurotelesites AG†	29,206	41,665
6,000	Hellenic Telecommunications Organization SA, ADR	41,840	66,684
100,000	Pharol SA†	34,665	8,798
3,200	Rogers Communications Inc., Cl. B	118,807	104,000
1,600	Rogers Communications Inc., Cl. B	59,333	52,053
2,500	Shenandoah Telecommunications Co.	24,656	37,700
15,000	Sunrise Communications AG, Cl. A	761,525	746,287
33,000	Telekom Austria AG	181,370	365,746
Shares		Cost	Market Value
12,000	Telesat Corp.†	$161,071	$607,440
		1,879,755	2,709,528
	Transportation — 0.7%
70,000	Bollore SE	349,713	324,407
350	Cie de L’Odet SE	487,193	583,069
25,000	Hertz Global Holdings Inc., New York†	188,434	56,625
		1,025,340	964,101
	Wireless Telecommunication Services — 4.2%
11,850	Array Digital Infrastructure Inc.	339,364	429,681
2,700	EchoStar Corp., Cl. A†	283,916	274,050
11,000	Gogo Inc.†	44,508	34,100
36,600	Millicom International Cellular SA	673,073	3,321,816
16,300	Telephone and Data Systems Inc.	202,156	603,263
90,000	Vodafone Group plc, ADR	1,026,477	1,190,250
		2,569,494	5,853,160
	TOTAL COMMON STOCKS	85,756,462	148,184,363

	PREFERRED STOCKS — 0.2%
	Health Care — 0.2%
10,000	XOMA Royalty Corp., Ser. A, 8.625%	161,311	254,700

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS — 12.2%
$16,860,000	U.S. Treasury Bills, 3.623% to 3.730%††, 07/14/26 to 11/12/26	16,787,957	16,787,256

TOTAL INVESTMENTS — 120.0%		$102,705,730	165,226,319

Other Assets and Liabilities (Net) — (0.1)%			(110,890)

PREFERRED SHARES — (19.9)% (2,746,500 preferred shares outstanding)			(27,465,000)

NET ASSETS — COMMON SHARES — 100% (7,530,232 common shares outstanding)			$137,650,429

NET ASSET VALUE PER COMMON SHARE ($137,650,429 ÷ 7,530,232 shares outstanding)			$18.28

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
CDI	CHESS (Australia) Depository Interest

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust
Schedule of Investments (Continued) — June 30, 2026 (Unaudited)

REIT	Real Estate Investment Trust

Geographic Diversification	% of Total Investments	Market Value
United States	57.6%	$95,173,998
Europe	26.7	44,105,187
Japan	5.6	9,328,349
Canada	5.6	9,189,597
Latin America	3.9	6,483,503
Asia/Pacific	0.6	945,685
Total Investments	100.0%	$165,226,319

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Assets and Liabilities

June 30, 2026 (Unaudited)

Assets:
Investments, at value (cost $102,705,730)	$165,226,319
Cash	55,689
Foreign currency, at value (cost $13,782)	13,809
Dividends receivable	373,125
Deferred offering expense	141,488
Prepaid expenses	8,794
Total Assets	165,819,224
Liabilities:
Distributions payable	374,724
Payable for investments purchased	6,462
Payable for Fund shares repurchased	48,952
Payable for investment advisory fees	134,638
Payable for payroll expenses	29,862
Payable for accounting fees	3,750
Series E Cumulative Preferred Stock, callable and mandatory redemption 09/26/27 (See Notes 2 and 7)	27,465,000
Other accrued expenses	105,407
Total Liabilities	28,168,795
Net Assets Attributable to Common Shareholders	$137,650,429

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$77,944,095
Total distributable earnings	59,706,334
Net Assets	$137,650,429

Net Asset Value per Common Share:
($137,650,429 ÷ 7,530,232 shares outstanding at $0.001 par value; 2,000,008,332 of shares authorized)	$18.28

Statement of Operations

For the Six Months Ended June 30, 2026 (Unaudited)

Investment Income:
Dividends (net of foreign withholding taxes of $137,148)	$2,099,966
Interest	453,885
Total Investment Income	2,553,851
Expenses:
Investment advisory fees	834,566
Interest expense on preferred stock	865,835
Payroll expenses	95,792
Shareholder communications expenses	61,669
Legal and audit fees	56,389
Trustees’ fees	26,000
Accounting fees	22,500
Custodian fees	20,104
Shareholder services fees	16,567
Interest expense	406
Miscellaneous expenses	28,375
Total Expenses	2,028,203
Net Investment Income	525,648

Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	5,811,093
Net realized loss on foreign currency transactions	(2,660)
Net realized gain on investments and foreign currency transactions	5,808,433
Net change in unrealized appreciation/(depreciation):
on investments	9,775,408
on foreign currency translations	(5,655)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	9,769,753
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	15,578,186
Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	$16,103,834

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Changes in Net Assets Attributable to Common Shareholders

	Six Months Ended June 30, 2026 (Unaudited)	Year Ended December 31, 2025
Operations:
Net investment income/(loss)	$525,648	$(77,197)
Net realized gain on investments and foreign currency transactions	5,808,433	4,332,340
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translations	9,769,753	18,539,778

Net Increase in Net Assets Attributable to Common Shareholders Resulting from Operations	16,103,834	22,794,921

Distributions to Common Shareholders:
Accumulated earnings	(3,189,550)*	(5,085,172)
Return of capital	—	(365,126)
Total Distributions to Common Shareholders	(3,189,550)	(5,450,298)

Fund Share Transactions:
Net decrease from repurchase of common shares	(2,811,725)	(5,687,795)
Net Decrease in Net Assets from Fund Share Transactions	(2,811,725)	(5,687,795)

Net Increase in Net Assets Attributable to Common Shareholders	10,102,559	11,656,828

Net Assets Attributable to Common Shareholders:
Beginning of year	127,547,870	115,891,042
End of period	$137,650,429	$127,547,870

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Statement of Cash Flows

For the Six Months Ended June 30, 2026 (Unaudited)

Net increase in net assets attributable to common shareholders resulting from operations	$16,103,834

Adjustments to Reconcile Net Increase in Net Assets Resulting from Operations to Net Cash from Operating Activities:
Purchase of long term investment securities	(4,968,998)
Proceeds from sales of long term investment securities	12,872,251
Net sales of short term investment securities	11,341,001
Net realized gain on investments	(5,811,093)
Net change in unrealized appreciation on investments	(9,775,408)
Net accretion of discount	(454,612)
Decrease in receivable for investments sold	363,541
Increase in dividends receivable	(88,609)
Increase in deferred offering expense	(32,314)
Decrease in prepaid expenses	25,022
Decrease in payable for investments purchased	(416,509)
Decrease in payable for investment advisory fees	(9,189)
Decrease in payable for payroll expenses	(37,823)
Decrease in other accrued expenses	(32,931)
Net cash provided by operating activities	19,078,163

Net decrease in net assets resulting from financing activities:
Redemption of Series E Auction Rate Cumulative Preferred Shares	(12,535,000)
Distributions to common shareholders	(3,363,715)
Repurchase of common shares	(3,180,856)
Net cash used in financing activities	(19,079,571)
Net decrease in cash	(1,408)
Cash (including foreign currency):
Beginning of year	70,906
End of period	$69,498

Supplemental disclosure of cash flow information:
Interest paid on preferred shares	$865,835
Interest paid on bank overdrafts	406

The following table provides a reconciliation of cash and foreign currency reported within the Statement of Assets and Liabilities that sum to the total of the same amount above at June 30, 2026:

Cash	$55,689
Foreign currency, at value	13,809
$69,498

See accompanying notes to financial statements

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026		Year Ended December 31,
	(Unaudited)		2025		2024	2023	2022	2021
Operating Performance:
Net asset value, beginning of year	$16.55		$14.24		$13.89	$13.26	$17.73	$15.17
Net investment income/(loss)	0.06		(0.03	)(a)	(0.06)	(0.06)	(0.16)	(0.04)
Net realized and unrealized gain/(loss) on investments and foreign currency transactions	2.05		2.93		0.99	1.24	(3.67)	3.79
Total from investment operations	2.11		2.90		0.93	1.18	(3.83)	3.75

Distributions to Preferred Shareholders: (b)
Net investment income	—		—		—	—	—	(0.02)
Net realized gain	—		—		—	—	(0.03)	(0.16)
Total distributions to preferred shareholders	—		—		—	—	(0.03)	(0.18)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	2.11		2.90		0.93	1.18	(3.86)	3.57

Distributions to Common Shareholders:
Net investment income	(0.08	)*	(0.19)		(0.64)	(0.03)	(0.02)	(0.14)
Net realized gain	(0.34	)*	(0.45)		—	(0.40)	(0.62)	(0.90)
Return of capital	—		(0.05)		—	(0.21)	—	—
Total distributions to common shareholders	(0.42)		(0.69)		(0.64)	(0.64)	(0.64)	(1.04)

Fund Share Transactions:
Increase in net asset value from repurchase of common shares	0.04		0.10		0.06	0.09	0.03	0.03
Total Fund share transactions	0.04		0.10		0.06	0.09	0.03	0.03

Net Asset Value Attributable to Common Shareholders, End of Period	$18.28		$16.55		$14.24	$13.89	$13.26	$17.73
NAV total return †	13.12%		21.41%		7.22%	9.77%	(21.64)%	23.90%
Market value, end of period	$16.28		$15.00		$11.70	$11.73	$11.22	$15.90
Investment total return ††	11.44%		34.74%		5.22%	10.61%	(25.42)%	30.20%

Ratios to Average Net Assets and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$165,115		$167,548		$131,891	$132,496	$148,112	$228,411
Net assets attributable to common shares, end of period (in 000’s)	$137,650		$127,548		$115,891	$116,496	$116,112	$158,411
Ratio of net investment income/(loss) to average net assets attributable to common shares before preferred share distributions	0.79	%(c)	(0.06	)%(a)	(0.32)%	(0.39)%	(1.11)%	(0.20)%
Ratio of operating expenses to average net assets attributable to common shares (d)(e)	3.04	%(c)	2.75%		2.38%	2.91%	3.17%	1.78%
Portfolio turnover rate	4%		8%		8%	7%	9%	23%

5.450% Series A Cumulative Preferred Shares(f)
Liquidation value, end of period (in 000’s)	—		—		—	—	—	$30,000
Total shares outstanding (in 000’s)	—		—		—	—	—	1,200
Liquidation preference per share	—		—		—	—	—	$25.00
Average market value (g)	—		—		—	—	—	$25.86
Asset coverage per share (h)	—		—		—	—	—	$81.58

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Financial Highlights (Continued)

Selected data for a common share of beneficial interest outstanding throughout each period:

	Six Months Ended June 30, 2026	Year Ended December 31,
	(Unaudited)	2025	2024	2023	2022	2021
5.200% Series B Cumulative Preferred Shares (i)
Liquidation value, end of period (in 000’s)	—	—	$16,000	$16,000	$32,000	$40,000
Total shares outstanding (in 000’s)	—	—	1,600	1,600	3,200	4,000
Liquidation preference per share	—	—	$10.00	$10.00	$10.00	$10.00
Liquidation value	—	—	$10.00	$10.00	$10.00	$10.00
Asset coverage per share	—	—	$82.43	$82.81	$46.28	$32.63

5.200% Series E Preferred(j)
Liquidation value, end of period (in 000’s)	$27,465	$40,000	—	—	—	—
Total shares outstanding (in 000’s)	2,747	4,000	—	—	—	—
Liquidation preference per share	$10.00	$10.00	—	—	—	—
Average market value (g)	$10.00	$10.00	—	—	—	—
Asset coverage per share (h)	$60.12	$41.89	—	—	—	—
Asset Coverage (k)	601%	419%	824%	828%	463%	326%

†	Based on net asset value per share, adjusted for reinvestment of distributions at the net asset value per share on the ex-dividend dates and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan and adjustments for the rights offering. Total return for a period of less than one year is not annualized.
*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
(a)	Includes income resulting from special cash dividends of $310,500 from Array Digital Infrastructure Inc. and $120,000 from Brightstar Lottery plc. Without these dividends, the per share income/(loss) amounts would have been $(0.09) and the net investment income ratios would have been (0.41)% for the year ended December 31, 2025.
(b)	Calculated based on average common shares outstanding on the record dates throughout the periods.
(c)	Annualized.
(d)	Ratio of operating expenses to average net assets including liquidation value of preferred shares for the six months ended June 30, 2026 and the years ended December 31, 2025, 2024, 2023, 2022, and 2021 would have been 2.43%, 2.33%, 2.10%, 2.35%, 2.37%, and 1.44%, respectively.
(e)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the years ended December 31, 2025, 2024, 2023, 2022, and 2021, there was minimal impact on the expense ratios. For the six months ended June 30, 2026, the Fund did not have such credits.
(f)	The Fund redeemed and retired all its outstanding Series A Preferred Shares on February 28, 2022.
(g)	Based on weekly prices.
(h)	Asset coverage per share is calculated by combining all series of preferred shares.
(i)	The Series B Preferred was issued November 1, 2021 and redeemed September 26, 2025.
(j)	The Series E Preferred was issued September 26, 2025.
(k)	Asset coverage is calculated by combining all series of preferred shares.

See accompanying notes to financial statements.

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited)

1. Organization. The Gabelli Global Small and Mid Cap Value Trust (the Fund) was organized on August 19, 2013 as a Delaware statutory trust. The Fund is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund commenced investment operations on June 23, 2014.

The Fund’s investment objective is to seek long term growth of capital. The Fund will attempt to achieve its investment objective by investing, under normal market conditions, at least 80% of its total assets in equity securities (such as common stock and preferred stock) of companies with small or medium sized market capitalizations (small cap and mid cap companies, respectively) and at least 40% of its total assets in the equity securities of companies located outside the U.S. and in at least three countries.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board of Trustees (the Board) has designated Gabelli Funds, LLC (the Adviser) as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Valuation Designee if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the securities are valued using the closing bid price, unless the Valuation Designee determines such amount does not reflect the security’s fair value, in which case these securities will be fair valued as determined by the Valuation Designee. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one or more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of June 30, 2026 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs (a)	Total Market Value at 06/30/26
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Real Estate	$606,274	—	$0	$606,274
Other Industries (b)	147,578,089	—	—	147,578,089
Total Common Stocks	148,184,363	—	0	148,184,363
Preferred Stocks (b)	254,700	—	—	254,700
U.S. Government Obligations	—	$16,787,256	—	16,787,256
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$148,439,063	$16,787,256	$0	$165,226,319

(a)	The inputs for this security are not readily available and are derived based on the judgment of the Advisers according to procedures approved by the Board.
(b)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Series B and Series E Cumulative Preferred Stock. For financial reporting purposes only, the liquidation value of preferred stock that has a mandatory redemption date is classified as a liability within the Statement of Assets and Liabilities and the dividends paid on this preferred stock are included as a component of “Interest expense on preferred stock” within the Statement of Operations. Offering costs are amortized over the life of the preferred stock.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and, accordingly, the Board will monitor their liquidity. At June 30, 2026, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities, passive foreign investment companies, and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Under the Fund’s current common share distribution policy announced February 25, 2019, the Fund declares and pays quarterly distributions from net investment income, capital gains, and paid-in capital. The actual source of the distribution is determined after the end of the year. Pursuant to this policy, distributions during the year may be made in excess of required distributions. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long term capital gains. Distributions sourced from paid-in capital should not be considered as dividend yield or the total return from an investment in the Fund. The Board will continue to monitor the Fund’s distribution level, taking into consideration the Fund’s NAV and the financial market environment. The Fund’s distribution policy is subject to modification by the Board at any time.

Distributions to shareholders of the Fund’s 5.200% Series E Cumulative Preferred Shares (Series E Preferred) are recorded on a daily basis and are determined as described in Note 7.

The tax character of distributions paid during the year ended December 31, 2025 was as follows:

Common
Distributions paid from:
Ordinary income	$1,492,845
Net long term capital gains	3,592,327
Return of capital	365,126
Total distributions paid	$5,450,298

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

The following summarizes the tax cost of investments and the related net unrealized appreciation at June 30, 2026:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$106,184,280	$70,460,176	$(11,418,137)	$59,042,039

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. As of June 30, 2026, the Adviser has reviewed the open tax years and concluded that there was no tax impact to the Fund’s net assets or results of operations. The Fund’s current federal and state tax returns will remain open for three fiscal years, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed weekly and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average weekly net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs.

4. Portfolio Securities. Purchases and sales of securities during the six months ended June 30, 2026, other than short term securities, aggregated $5,148,272 and $12,857,832, respectively.

5. Transactions with Affiliates and Other Arrangements. During the six months ended June 30, 2026, the Fund paid $929 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. Under the sub-administration agreement with the Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. During the six months ended June 30, 2026, the Fund accrued $22,500 in accounting fees in the Statement of Operations.

As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

from affiliates of the Adviser). During the six months ended June 30, 2026, the Fund accrued $95,792 in payroll expenses in the Statement of Operations.

The Fund pays retainer and per meeting fees to Independent Trustees and Certain Interested Trustees, plus specified amounts to the Lead Trustee, Audit Committee Chairman, and Nominating Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

6. Line of Credit. The Fund participates in an unsecured and uncommitted line of credit of up to $20,000,000 under which it may borrow from the bank for temporary borrowing purposes. Borrowings under this arrangement bear interest at a floating rate based on equal to the higher of the Federal Funds Effective Rate or one-month Secured Overnight Financing Rate (SOFR) in effect on that day. This amount, if any, would be included in “Interest expense” in the Statement of Operations. During the six months ended June 30, 2026, there were no borrowings under the line of credit.

7. Capital. The Fund is authorized to issue an unlimited number of common shares of beneficial interest (par value $0.001). The Board has authorized the repurchase and retirement of its common shares on the open market when the shares are trading at a discount of 7.5% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2026 and the year ended December 31, 2025, the Fund repurchased and retired 177,388 and 430,135 common shares, at an investment of $2,811,725 and $5,687,795, respectively, and at average discounts of 10.86% and 14.19%, respectively, from its net asset value.

Transactions in shares of common stock were as follows:

	Six Months Ended June 30, 2026 (Unaudited)		Year Ended December 31, 2025
	Shares	Amount	Shares	Amount
Net decrease from repurchase of common shares	(177,388)	$(2,811,725)	(430,135)	$(5,687,795)

At June 30, 2026, the Fund had an effective shelf registration which authorizes the offering of $100 million of common shares or preferred shares.

The Fund’s Declaration of Trust, as amended, authorizes the issuance of an unlimited number of shares of $0.001 par value Preferred Shares. The Preferred Shares are senior to the common shares and result in the financial leveraging of the common shares. Such leveraging tends to magnify both the risks and opportunities to common shareholders. The Fund is required by the 1940 Act and by the Fund’s Statement of Preferences to meet certain asset coverage tests with respect to the Preferred Shares. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the Preferred Shares at the redemption price plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

unrelated to the fixed rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.

On November 1, 2021, the Fund issued 4,000,000 shares of Series B 4.00% Cumulative Preferred Shares (the Series B Preferred) receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series B Preferred has a liquidation value of $10 per share and per approval of the Board, effective May 17, 2023 the dividend rate on the Series B Preferred increased to 5.20% annually.

On September 26, 2022, 800,000 Series B Preferred were put back to the Fund at their liquidation preference of $10 per share plus accrued and unpaid dividends. On September 26, 2023, 1,600,000 Series B Preferred were put back to the Fund at the liquidation preference of $10 per share plus accrued and unpaid dividends. The Series B Preferred is subject to mandatory redemption by the Fund on September 26, 2025. On September 26, 2025, the Fund redeemed all Series B Preferred Stock, at the redemption prices of $10 per share.

On February 28, 2022, the Fund redeemed all of the Series A Preferred at the redemption price of $25.24600694 which consisted of the $25.00 per share liquidation preference and $0.24600694 per share representing accumulated but unpaid dividends and distributions to the redemption date.

On September 26, 2025, the Fund issued 4,000,000 shares of Series E Preferred receiving $39,875,000 after the deduction of offering expenses of $125,000. The Series E Preferred has a liquidation value of $10 per share and has a distribution rate of 5.20%, is puttable in each of the 60-day periods ending September 26, 2026, and March 26, 2027, and is callable by the Fund any time commencing September 26, 2026, upon notice duly given. The Series E Preferred is subject to mandatory redemption on September 26, 2027. On March 26, 2026, 1,253,500 shares of Series E were put back to the Fund at the liquidation preference of $10.00 per share.

The holders of Preferred Shares generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Preferred Shares voting together as a single class also have the right currently to elect two Trustees and, under certain circumstances, are entitled to elect a majority of the Board of Trustees. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies,

The Gabelli Global Small and Mid Cap Value Trust

Notes to Financial Statements (Unaudited) (Continued)

and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all other subsequent events occurring through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Certifications

The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (NYSE) that, as of May 19, 2026, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

Shareholder Meeting – May 11, 2026 – Final Results

The Fund’s Annual Meeting of Shareholders was held on May 11, 2026. At that meeting, common and preferred shareholders, voting together as a single class, re-elected Mario J. Gabelli, James P. Conn, and Salvatore J. Zizza as Trustees of the Fund, with 8,985,825 votes, 8,973,812 votes, and 8,981,302 votes, respectively, cast in favor of these Trustees and 1,063,564 votes, 1,075,577 votes, and 1,068,087 votes, respectively, withheld for these Trustees.

Calgary Avansino, John Birch, Anthony S. Colavita, Kevin V. Dreyer, Frank J. Fahrenkopf, Jr., and Agnes Mullady continue to serve in their capacities as Trustees of the Fund.

We thank you for your participation and appreciate your continued support.

THE GABELLI GLOBAL SMALL & MID CAP VALUE TRUST

AND YOUR PERSONAL PRIVACY

Who are we?

The Gabelli Global Small & Mid Cap Value Trust is a closed-end management investment company registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company that has subsidiaries that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

When you purchase shares of the Fund on the New York Stock Exchange, you have the option of registering directly with our transfer agent in order, for example, to participate in our dividend reinvestment plan.

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us. This would include information about the shares that you buy or sell; it may also include information about whether you sell or exercise rights that we have issued from time to time. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.

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THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management, Inc. He is also Executive Chairman of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is President of GAMCO Investors, Inc. and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Lieutenant Colonel Tony Bancroft, United States Marine Corps Reserve, joined the Firm in 2009 as an associate in the alternative investments division and is currently an analyst covering the aerospace and defense and environmental services sectors, with a focus on suppliers to the commercial, military, and regional jet aircraft industry and waste services. He previously served in the United States Marine Corps as an F/A-18 Hornet fighter pilot. Tony graduated with distinction from the United States Naval Academy with a BS in systems engineering and holds an MBA in finance and economics from Columbia Business School.

Sergey Dluzhevskiy, CFA, CPA, joined G.research, LLC in 2005 as a research analyst covering the North American telecommunications industry. Currently, he continues to specialize in the industry and also serves as a portfolio manager of Gabelli Funds, LLC and the Fund. Prior to joining Gabelli, Mr. Dluzhevskiy was a senior accountant at Deloitte. He received his undergraduate degree from Case Western Reserve University and an MBA at the Wharton School of the University of Pennsylvania.

Gustavo Pifano joined the Firm in 2008 and is based in London. He serves as an assistant vice president of research and covers the industrial and consumer sectors with a focus on small-cap stocks. Gustavo is a member of the risk management group and responsible for the Firm’s UK compliance oversight and AML reporting functions. Gustavo holds a BBA in Finance from University of Miami and an MBA degree from University of Oxford Said Business School.

Ashish Sinha joined GAMCO UK in 2012 as a research analyst. Prior to joining the Firm, Mr. Sinha was a research analyst at Morgan Stanley in London for seven years and has covered European Technology, Mid-Caps, and Business Services. He also worked in planning and strategy at Birla Sun Life Insurance in India. Currently Mr. Sinha is a portfolio manager of Gabelli Funds, LLC and an Assistant Vice President of GAMCO Asset Management UK. Mr. Sinha has a BSBA degree from the Institute of Management Studies and an MB from IIFT.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “World Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “World Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGGZX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also, from time to time, purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

TRUSTEES

Mario J. Gabelli, CFA
Chairman and
Chief Executive Officer,
GAMCO Investors, Inc.
Executive Chairman,
Associated Capital Group Inc.

Calgary Avansino
Former Chief Executive Officer,
Glamcam

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

James P. Conn
Former Managing Director &
Chief Investment Officer,
Financial Security Assurance
Holdings Ltd.

Kevin V. Dreyer
Managing Director,
GAMCO Investors, Inc.

Frank J. Fahrenkopf, Jr.
Former President & Chief
Executive Officer,
American Gaming Association

Agnes Mullady
Former Senior Vice President,
GAMCO Investors Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

Daniel Hughes
Vice President & Ombudsman

Bethany A. Uhlein
Vice President & Ombudsman

Laurissa M. Martire
Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

CUSTODIAN

State Street Bank and Trust
Company

COUNSEL

Skadden, Arps, Slate, Meagher &
Flom, LLP

TRANSFER AGENT AND
REGISTRAR

Computershare Trust Company, N.A.

GGZ Q2/2026

GABELLI FUNDS

THE GABELLI GLOBAL SMALL AND MID CAP VALUE TRUST

GGZ

Semiannual Report
June 30, 2026

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At its meeting on February 11, 2026, the Board of Trustees (Board) of the Fund approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the trustees who are not interested persons of the Fund (the Independent Board Members). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.

Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio managers, the depth of the analyst pool available to the Adviser and the portfolio managers, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser, and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio managers.

Investment Performance. The Independent Board Members reviewed the performance of the Fund for the one-, three-, five- and ten-year periods (as of December 31, 2025) against a peer group of eight other comparable peer funds selected by the Adviser (the “Adviser Peer Group”) and against a peer group consisting of funds in the Fund’s Lipper category (the “Lipper Peer Group”). These peer groups included funds focused on small and/or midcap stocks. The Independent Board Members noted the Fund’s performance was in the third quartile for the one-, three-, and ten-year periods and second quartile for the five-year period for the Adviser Peer Group, and in the second quartile for the one- and ten-year periods, and in the third quartile for the three- and five-year periods for the Lipper Peer Group.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser.

Economies of Scale. The Independent Board Members noted that the Fund was a closed-end fund trading at a discount to NAV and accordingly unlikely to achieve growth of the type that might lead to economies of scale that the shareholders would not participate in.

Sharing of Economies of Scale. The Independent Board Members noted that the investment advisory fee schedule for the Fund does not take into account any potential economies of scale that may develop.

Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the Adviser Peer Group and the Lipper Peer Group and noted that the Adviser’s advisory fee includes substantially all administrative services of the Fund as well as investment advisory services. The Independent Board Members noted that the Fund was smaller than average within the peer group and that its effective management fee and total expense ratio were above average. The Independent Board Members noted that the advisory fee reflected by Lipper is the aggregate fee paid by a fund (including fees attributable to both common and preferred shares) as a percentage of the assets attributable to common shares, which may result in the calculation of a higher advisory fee percentage than the stated contractual fee for any funds employing leverage. The Independent Board Members also noted that the advisory fee structure was the same as that in effect for most of the Gabelli funds. The Independent Board Members were presented with information comparing the advisory fee to the fee for other types of accounts managed by an affiliate of the Adviser.

Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services and good ancillary services. The Independent Board Members also concluded that the Fund has an acceptable performance record. The Independent Board Members concluded that the profitability to the Adviser of managing the Fund was acceptable and that economies of scale were not a significant factor in their thinking at this point. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the Advisory Agreement to the full Board.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

(a)	Provide the information specified in the table with respect to any purchase made by or on behalf of the registrant or any “affiliated purchaser” as defined in Rule 10b-18(a)(3) under the Exchange Act (17CFR 240-10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

REGISTRANT PURCHASES OF EQUITY SECURITIES

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #1 01/01/2026 through 01/31/2026	Common – 22,534 Preferred Series E – N/A	Common – $15.43 Preferred Series E – N/A	Common – 22,534 Preferred Series E – N/A	Common – 7,707,620 - 22,534 = 7,685,086 Preferred Series E – 4,000,000
Month #2 02/01/2026 through 02/28/2026	Common – 23,056 Preferred Series E – N/A	Common – $16.25 Preferred Series E – N/A	Common – 23,056 Preferred Series E – N/A	Common – 7,685,086 - 23,056 = 7,662,030 Preferred Series E – 4,000,000
Month #3 03/01/2026 through 03/31/2026	Common – 36,051 Preferred Series E – N/A	Common – $15.52 Preferred Series E – N/A	Common – 36,051 Preferred Series E – N/A	Common – 7,662,030 - 36,051 = 7,625,979 Preferred Series E – 4,000,000
Month #4 04/01/2026 through 04/30/2026	Common – 14,053 Preferred Series E – N/A	Common – $15.71 Preferred Series E – N/A	Common – 14,053 Preferred Series E – N/A	Common – 7,625,979 - 14,053 = 7,611,926 Preferred Series E – 4,000,000
Month #5 05/01/2026 through 05/31/2026	Common – 42,987 Preferred Series E – N/A	Common – $15.74 Preferred Series E – N/A	Common – 42,987 Preferred Series E – N/A	Common – 7,611,926 - 42,987 = 7,568,939 Preferred Series E – 4,000,000

Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Month #6 06/01/2026 through 06/30/2026	Common – 38,707 Preferred Series E – N/A	Common – $15.97 Preferred Series E – N/A	Common – 38,707 Preferred Series E – N/A	Common – 7,568,939 - 38,707 = 7,530,232 Preferred Series E – 4,000,000
Total	Common – 177,388 Preferred Series E – N/A	Common – $15.75 Preferred Series E – N/A	Common – 177,388 Preferred Series E – N/A	N/A

Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs semiannually in the Fund’s shareholder reports in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 7.5% or more from the net asset value of the shares. Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to their respective liquidation values.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. Fund’s repurchase plans are ongoing.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Fund maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Fund’s filings and submissions under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the Investment Company Act of 1940, as amended (“1940 Act”), is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission (“SEC”), and that such information is accumulated and communicated to the Fund’s Management, including its Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), as appropriate, to allow timely decisions regarding required disclosure. The Fund’s Management, including the PEO and the PFO, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Subsequent to the original filing of the Fund’s Form N-CSR for the annual period ended December 31, 2025, a material error was identified with respect to accounting for the outstanding Series E Cumulative Preferred Shares (the “Series E Preferred”), which were incorrectly classified in the financial statements for the annual period ended December 31, 2025, as mezzanine equity rather than a liability in the Statement of Assets and Liabilities. As a result, the Fund’s PEO and PFO have concluded that due to the material weakness in internal control over financial reporting described below, the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) were not effective as of December 31, 2025.

A material weakness exists as the Fund did not design and maintain effective controls over the review of the financial statement presentation and disclosure of amendments to its private placement agreements. More specifically, the control was not designed with sufficient precision to determine that the presentation and disclosure in the financial statements were consistent with the US GAAP accounting conclusions documented contemporaneously with the execution of the amendments.

A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund’s annual or interim financial statements will not be prevented or detected on a timely basis. The foregoing material weakness resulted in the incorrect classification of the outstanding Series E Preferred and restatement of the Fund’s financial statements for the annual period ended December 31, 2025. Additionally, this material weakness could result in further misstatements of the Fund’s accounts or disclosures that would result in a material misstatement in the Fund’s annual or semi-annual financial statements that would not be prevented or detected.

Following the identification and review of the matter described above, the Fund plans to enhance the design of its controls and procedures related to the review of the consistency of the presentation and disclosure of the Fund’s private placement agreements with the US GAAP accounting conclusions documented contemporaneously with the execution of the amendments. Management will not be able to conclude whether the steps taken will fully remediate the material weakness in internal control over financial reporting until subsequent evaluation of the effectiveness of these enhanced controls.

(b)	Other than the planned enhancements to controls noted above to be implemented, there have been no changes in the Fund’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Form N-CSR.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	If the registrant is a closed-end management investment company, provide the following dollar amounts of income and fees/compensation related to the securities lending activities of the registrant during its most recent fiscal year:

(1)	Gross income from securities lending activities; $0

(2)	All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (“revenue split”); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees; $0

(3)	The aggregate fees/compensation disclosed pursuant to paragraph (2); $0 and

(4)	Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)). $0

(b)	If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrant’s most recent fiscal year. N/A

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Global Small and Mid Cap Value Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	September 8, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	September 8, 2026

*	Print the name and title of each signing officer under his or her signature.